Expense Example	Jun. 30, 2026 USD ($)
WisdomTree Dynamic International Equity Fund | WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
WisdomTree Dynamic International SmallCap Equity Fund | WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
WisdomTree International Adaptive Moving Average Fund | WisdomTree International Adaptive Moving Average Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
WisdomTree Global Alpha Fund | WisdomTree Global Alpha Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
WisdomTree U.S. Adaptive Moving Average Fund | WisdomTree U.S. Adaptive Moving Average Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
WisdomTree U.S. Corporate Bond Fund | WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
WisdomTree U.S. High Yield Corporate Bond Fund | WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
WisdomTree U.S. Short-Term Corporate Bond Fund | WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
WisdomTree U.S. Efficient Core Fund | WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
WisdomTree Emerging Markets Efficient Core Fund | WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
WisdomTree International Efficient Core Fund | WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
WisdomTree Efficient Long/Short U.S. Equity Fund | WisdomTree Efficient Long/Short U.S. Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
WisdomTree Efficient U.S. Plus International Equity Fund | WisdomTree Efficient U.S. Plus International Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund | WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
WisdomTree BioRevolution Fund | WisdomTree BioRevolution Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
WisdomTree Cloud Computing Fund | WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
WisdomTree Cybersecurity Fund | WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
WisdomTree Artificial Intelligence and Innovation Fund | WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
WisdomTree Quantum Computing Fund | WisdomTree Quantum Computing Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
WisdomTree Space Economy Fund | WisdomTree Space Economy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
WisdomTree Physical AI, Humanoids, and Drones Fund | WisdomTree Physical AI, Humanoids, and Drones Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
WisdomTree True Emerging Markets Fund | WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406